Other Financial Liabilities at Fair Value Through Profit or Loss - Parent (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2021	2020
	£m	£m
US$30bn Euro Medium Term Note Programme	5	102
Structured Notes Programmes	413	805
Eurobonds	142	150
Structured deposits	223	375
Collateral and associated financial guarantees	20	2
	803	1,434

Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	2021	2020
	£m	£m
Medium-term notes	4,190	1,425
	4,190	1,425